10. Intangible Assets, net (Details - Future Amortization) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021	$ 884
2022	884
2023	882
2024	879
2025	529
Intangible assets, Net	$ 4,058	$ 1,528